Commitments and Contingencies (Schedule of Lease Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Operating lease costs (including amounts allocated to property, plant and equipment)	$ 53	$ 52	$ 51
Short-term lease costs	13	9	11
Total operating lease costs	66	61	62
Cash paid for amounts included in the measurement of operating lease liabilities	47	49	40
ROU assets obtained in exchange for operating lease obligations (noncash)	$ 19	$ 42	$ 52